Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit before income tax
Net effect from recognition of deferred net revenues	$ 22,788	$ (1,677)	$ 34,620	$ (4,307)
Depreciation and amortization	(1,662)	(1,341)	(3,272)	(2,942)
Finance income	1,202	852	3,101	1,721
Finance expenses	(118)	(583)	(220)	(3,926)
Share-based payments expense	(382)	(192)	(463)	(390)
Impairment loss on trade receivables and loans receivable	(378)		(2)
Change in fair value of share warrant obligation and other financial instruments	213	405	100	265
Share of loss of equity-accounted associates	(1,715)	(186)	(1,715)	(2,073)
Other operating income	54	720	470	720
Profit before income tax	18,221	15,700	33,811	11,175
Reportable segments
Profit before income tax
Management EBITDA	(2,372)	14,325	5,132	31,427
All other segments
Profit before income tax
Management EBITDA	$ 591	$ 3,377	$ (3,940)	$ (9,321)